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                                                       2001
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NATIONWIDE(R) VARIABLE ACCOUNT - 8
DECEMBER 31, 2001






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                                                       ANNUAL REPORT




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                                                           [LOGO]


                                              NATIONWIDE LIFE INSURANCE COMPANY
                                                HOME OFFICE: COLUMBUS, OHIO




APO-4739-12/01



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                               [NATIONWIDE LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]


                        PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Variable Account-8.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 20, 2002

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-8. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.


ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 28.This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 23, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-8
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:
  Investments at fair value:

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
       364,390 shares (cost $2,679,982) ..............................................     $ 2,353,958

     American Century VP - American Century VP International (ACVPInt)
       1,109,867 shares (cost $12,182,244) ...........................................       7,314,026

     American Century VP - American Century VP Value (ACVPValue)
       531,229 shares (cost $3,487,967) ..............................................       3,952,344

     Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
       17,352 shares (cost $203,179) .................................................         222,275

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
       229,720 shares (cost $8,638,687) ..............................................       6,126,635

     Dreyfus VIF - Appreciation Portfolio (DryAp)
       125,602 shares (cost $4,856,202) ..............................................       4,393,573

     Federated IS - Federated Quality Bond Fund II (FISFedQual)
       323,388 shares (cost $3,443,475) ..............................................       3,644,577

     Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       522,266 shares (cost $12,261,707) .............................................      11,839,759

     Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
       890,674 shares (cost $42,505,698) .............................................      29,819,769

     Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
       237,227 shares (cost $1,985,950) ..............................................       1,513,510

     Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       236,435 shares (cost $5,146,210) ..............................................       3,269,901

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
       844,878 shares (cost $20,788,533) .............................................      16,948,253

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
       193,613 shares (cost $3,805,639) ..............................................       2,925,489

     Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
       151,955 shares (cost $4,205,051) ..............................................       3,125,711

     Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
       405,316 shares (cost $2,997,157) ..............................................       1,653,690

     Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
       122,025 shares (cost $3,823,625) ..............................................       2,843,177

                                                                     (Continued)

                   NATIONWIDE VARIABLE ACCOUNT-8
   STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  150,193 shares (cost $3,012,239) ......................................................      1,584,537

Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  601,116 shares (cost $7,964,423) ......................................................      7,916,698

Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
  93,015 shares (cost $1,189,107) .......................................................        965,497

Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
  75,686 shares (cost $611,961) .........................................................        563,106

Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  1,177 shares (cost $9,195) ............................................................          8,337

Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  3,000 shares (cost $15,754) ...........................................................         12,631

Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  1,526 shares (cost $9,744) ............................................................          9,368

Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  1,124,246 shares (cost $12,888,770) ...................................................     13,108,713

Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  14,563,758 shares (cost $14,563,758) ..................................................     14,563,758

Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I (NSATGlob50)
  93,022 shares (cost $1,202,331) .......................................................        863,246

Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG)
  135,999 shares (cost $2,573,742) ......................................................      1,969,270

Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
  289,625 shares (cost $2,972,029) ......................................................      3,000,517

Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
  227,535 shares (cost $4,954,980) ......................................................      4,241,243

Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I (NSATStrVal)
  21,467 shares (cost $217,230) .........................................................        207,155

Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
  201,638 shares (cost $4,243,342) ......................................................      2,336,983

Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  1,110,900 shares (cost $15,818,844) ...................................................     10,986,799

Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
  789 shares (cost $2,468) ..............................................................          2,870

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  42,690 shares (cost $669,739) .........................................................        624,983

Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
  223,712 shares (cost $5,640,193) ......................................................      3,789,678


     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
       39,618 shares (cost $623,356) ............................           598,227

     Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
       193,848 shares (cost $15,328,817) ........................         7,893,471

     Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
       364,942 shares (cost $17,206,258) ........................        13,349,566

     Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
       654,302 shares (cost $14,560,482) ........................        12,425,192

     Salomon Brothers VSF Inc. Capital Fund (SBVSFCap)
       1,025,732 shares (cost $15,664,631) ......................        15,488,560

     Salomon Brothers VSF Inc. High Yield Bond Fund (SBVSFHYBd)
       216,234 shares (cost $1,919,317) .........................         1,757,980

     Salomon Brothers VSF Inc. Investors Fund (SBVSFInv)
       518,551 shares (cost $6,876,808) .........................         6,632,269

     Salomon Brothers VSF Inc. Total Return Fund (SBVSFTotRet)
       297,129 shares (cost $3,136,090) .........................         3,087,174

     UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
       52,519 shares (cost $391,738) ............................           364,479

     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       46,434 shares (cost $549,320) ............................           560,925

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       151,034 shares (cost $1,908,915) .........................         1,229,419

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       10,860 shares (cost $125,704) ............................           116,091
                                                                      -------------
          Total investments .....................................       232,205,389
  Accounts receivable ...........................................                 -
                                                                      -------------
          Total assets ..........................................       232,205,389

ACCOUNTS PAYABLE ................................................             6,161
                                                                      -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ................................      $232,199,228
                                                                      =============


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                        TOTAL           ACVPIncGr       ACVPInt         ACVPValue
                                                    ------------        --------      ----------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  2,570,853          18,427           8,245          21,461
  Mortality and expense risk charges (note 2) ...     (3,122,578)        (31,763)       (124,263)        (36,702)
                                                    ------------        --------      ----------         -------
    Net investment activity .....................       (551,725)        (13,336)       (116,018)        (15,241)
                                                    ------------        --------      ----------         -------

  Proceeds from mutual funds shares sold ........     21,909,682         226,021       1,209,297         336,496
  Cost of mutual fund shares sold ...............    (30,575,195)       (268,663)     (2,166,980)       (260,262)
                                                    ------------        --------      ----------         -------
    Realized gain (loss) on investments .........     (8,665,513)        (42,642)       (957,683)         76,234
  Change in unrealized gain (loss)
    on investments ..............................    (30,920,035)       (168,103)     (3,220,563)        267,358
                                                    ------------        --------      ----------         -------
    Net gain (loss) on investments ..............    (39,585,548)       (210,745)     (4,178,246)        343,592
                                                    ------------        --------      ----------         -------
  Reinvested capital gains ......................      7,922,400               -         910,379               -
                                                    ------------        --------      ----------         -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(32,214,873)       (224,081)     (3,383,885)        328,351
                                                    ============        ========      ==========         =======


                                                      CSWPVal           DrySRGro        DryAp          FISFedQual
                                                    ------------        --------      ----------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -           4,400          37,699          52,483
  Mortality and expense risk charges (note 2) ...         (3,185)        (96,716)        (60,003)        (39,163)
                                                    ------------      ----------      ----------         -------
    Net investment activity .....................         (3,185)        (92,316)        (22,304)         13,320
                                                    ------------      ----------      ----------         -------

  Proceeds from mutual funds shares sold ........         23,120         797,223         350,911         300,179
  Cost of mutual fund shares sold ...............        (21,889)     (1,115,939)       (406,624)       (269,034)
                                                    ------------      ----------      ----------         -------
    Realized gain (loss) on investments .........          1,231        (318,716)        (55,713)         31,145
  Change in unrealized gain (loss)
    on investments ..............................           (164)     (1,558,857)       (403,880)        101,080
                                                    ------------      ----------      ----------         -------
    Net gain (loss) on investments ..............          1,067      (1,877,573)       (459,593)        132,225
                                                    ------------      ----------      ----------         -------
  Reinvested capital gains ......................              -               -               -           5,409
                                                    ------------      ----------      ----------         -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (2,118)     (1,969,889)       (481,897)        150,954
                                                    ============      ==========      ==========         =======


                                                     FidVIPEIS      FidVIPGrS       FidVIPHIS     FidVIPOvS
                                                     ---------      ---------       ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   153,336              -        167,633        210,264
  Mortality and expense risk charges (note 2) ...      (153,287)      (444,494)       (21,634)       (54,362)
                                                    -----------     ----------       --------     ----------
    Net investment activity .....................            49       (444,494)       145,999        155,902
                                                    -----------     ----------       --------     ----------

  Proceeds from mutual funds shares sold ........       853,693      2,043,801        339,805        654,690
  Cost of mutual fund shares sold ...............      (939,353)    (3,290,013)      (496,037)    (1,111,438)
                                                    -----------     ----------       --------     ----------
    Realized gain (loss) on investments .........       (85,660)    (1,246,212)      (156,232)      (456,748)
  Change in unrealized gain (loss)
    on investments ..............................    (1,073,639)    (7,486,969)      (218,122)    (1,054,546)
                                                    -----------     ----------       --------     ----------
    Net gain (loss) on investments ..............    (1,159,299)    (8,733,181)      (374,354)    (1,511,294)
                                                    -----------     ----------       --------     ----------
  Reinvested capital gains ......................       452,342      2,264,779              -        335,965
                                                    -----------     ----------       --------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (706,908)    (6,912,896)      (228,355)    (1,019,427)
                                                    ===========     ==========       ========     ==========


                                                    FidVIPConS      FidVIPGrOpS    JanCapAp        JanGlTech
                                                   ------------       --------     ----------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       123,097          7,740         28,680         11,056
  Mortality and expense risk charges (note 2) ...      (247,605)       (42,831)       (45,271)       (23,927)
                                                   ------------       --------     ----------       --------
    Net investment activity .....................      (124,508)       (35,091)       (16,591)       (12,871)
                                                   ------------       --------     ----------       --------

  Proceeds from mutual funds shares sold ........     1,495,660        309,336        598,636        193,970
  Cost of mutual fund shares sold ...............    (2,147,471)      (454,016)      (914,517)      (452,929)
                                                   ------------       --------     ----------       --------
    Realized gain (loss) on investments .........      (651,811)      (144,680)      (315,881)      (258,959)
  Change in unrealized gain (loss)
    on investments ..............................    (2,402,368)      (363,669)      (557,527)      (592,140)
                                                   ------------       --------     ----------       --------
    Net gain (loss) on investments ..............    (3,054,179)      (508,349)      (873,408)      (851,099)
                                                   ------------       --------     ----------       --------
  Reinvested capital gains ......................       492,388              -              -              -
                                                   ------------       --------     ----------       --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    (2,686,299)      (543,440)      (889,999)      (863,970)
                                                   ============       ========     ==========       ========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                   JanIntGro     NSATCapAp  NSATMidCapIx   NSATEqInc
                                                   ---------     ---------  ------------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  19,865            -       36,078       13,833
  Mortality and expense risk charges (note 2) ...     (39,286)     (23,966)     (98,110)     (13,864)
                                                    ---------     --------     --------     --------
    Net investment activity .....................     (19,421)     (23,966)     (62,032)         (31)
                                                    ---------     --------     --------     --------

  Proceeds from mutual funds shares sold ........     362,766      180,170      527,551      142,339
  Cost of mutual fund shares sold ...............    (573,880)    (446,746)    (499,150)    (190,736)
                                                    ---------     --------     --------     --------
    Realized gain (loss) on investments .........    (211,114)    (266,576)      28,401      (48,397)
  Change in unrealized gain (loss)
    on investments ..............................    (564,682)    (350,161)    (161,230)     (98,146)
                                                    ---------     --------     --------     --------
    Net gain (loss) on investments ..............    (775,796)    (616,737)    (132,829)    (146,543)
                                                    ---------     --------     --------     --------
  Reinvested capital gains ......................           -            -       72,766            -
                                                    ---------     --------     --------     --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(795,217)    (640,703)    (122,095)    (146,574)
                                                    =========     ========     ========     ========


                                                   NSATHIncBd    NSATEmMkt    NSATGlobTC    NSATIntGr
                                                   ----------    ---------    ----------    ---------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      48,970           53            -            5
  Mortality and expense risk charges (note 2) ...      (7,019)        (107)        (118)         (41)
                                                    ---------     --------     --------     --------
    Net investment activity .....................      41,951          (54)        (118)         (36)
                                                    ---------     --------     --------     --------

  Proceeds from mutual funds shares sold ........     141,939       11,771          113           34
  Cost of mutual fund shares sold ...............    (168,465)     (13,427)        (155)         (41)
                                                    ---------     --------     --------     --------
    Realized gain (loss) on investments .........     (26,526)      (1,656)         (42)          (7)
  Change in unrealized gain (loss)
    on investments ..............................     (10,519)        (858)      (3,123)        (377)
                                                    ---------     --------     --------     --------
    Net gain (loss) on investments ..............     (37,045)      (2,514)      (3,165)        (384)
                                                    ---------     --------     --------     --------
  Reinvested capital gains ......................           -            -            -            -
                                                    ---------     --------     --------     --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       4,906       (2,568)      (3,283)        (420)
                                                    =========     ========     ========     ========


                                                     NSATGvtBd    NSATMyMkt      NSATGlob50    NSATSmCapG
                                                     ---------    ---------      ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  511,615       346,714        16,838             -
  Mortality and expense risk charges (note 2) ...     (134,065)     (151,274)      (12,784)      (26,408)
                                                    ----------    ----------      --------      --------
    Net investment activity .....................      377,550       195,440         4,054       (26,408)
                                                    ----------    ----------      --------      --------

  Proceeds from mutual funds shares sold ........      415,774     2,458,299        84,596       227,707
  Cost of mutual fund shares sold ...............     (382,012)   (2,458,299)     (120,843)     (356,846)
                                                    ----------    ----------      --------      --------
    Realized gain (loss) on investments .........       33,762             -       (36,247)     (129,139)
  Change in unrealized gain (loss)
    on investments ..............................       32,266             1      (183,604)      (98,007)
                                                    ----------    ----------      --------      --------
    Net gain (loss) on investments ..............       66,028             1      (219,851)     (227,146)
                                                    ----------    ----------      --------      --------
  Reinvested capital gains ......................       17,520             -             -             -
                                                    ----------    ----------      --------      --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  461,098       195,441      (215,797)     (253,554)
                                                    ==========    ==========      ========      ========


                                                    NSATSmCapV     NSATSmCo      NSATStrVal     NSATStMCap
                                                    ----------    ----------      --------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          826         4,656         1,226             -
  Mortality and expense risk charges (note 2) ...      (34,222)      (59,014)       (3,153)      (38,179)
                                                    ----------    ----------      --------    ----------
    Net investment activity .....................      (33,396)      (54,358)       (1,927)      (38,179)
                                                    ----------    ----------      --------    ----------

  Proceeds from mutual funds shares sold ........      250,872       526,450       107,775       288,830
  Cost of mutual fund shares sold ...............     (229,021)     (713,729)     (109,163)     (483,790)
                                                    ----------    ----------      --------    ----------
    Realized gain (loss) on investments .........       21,851      (187,279)       (1,388)     (194,960)
  Change in unrealized gain (loss)
    on investments ..............................      283,292      (113,596)      (15,619)     (848,187)
                                                    ----------    ----------      --------    ----------
    Net gain (loss) on investments ..............      305,143      (300,875)      (17,007)   (1,043,147)
                                                    ----------    ----------      --------    ----------
  Reinvested capital gains ......................      208,145             -           304             -
                                                    ----------    ----------      --------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      479,892      (355,233)      (18,630)   (1,081,326)
                                                    ==========    ==========      ========    ==========



                                                                     (Continued)
                                       9

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                             NSATTotRe        NSATGrFoc     NBAMTGuard     NBAMTMCGr
                                                             ---------        ---------     ----------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $    83,448              -          2,313              -
  Mortality and expense risk charges (note 2) ...........      (147,624)           (32)        (7,944)       (57,575)
                                                            -----------       --------       --------     ----------
    Net investment activity .............................       (64,176)           (32)        (5,631)       (57,575)
                                                            -----------       --------       --------     ----------

  Proceeds from mutual funds shares sold ................       898,244         43,338         58,541        452,869
  Cost of mutual fund shares sold .......................    (1,685,067)       (45,948)       (57,585)      (733,574)
                                                            -----------       --------       --------     ----------
    Realized gain (loss) on investments .................      (786,823)        (2,610)           956       (280,705)
  Change in unrealized gain (loss)
    on investments ......................................      (907,699)           403        (46,664)      (960,109)
                                                            -----------       --------       --------     ----------
    Net gain (loss) on investments ......................    (1,694,522)        (2,207)       (45,708)    (1,240,814)
                                                            -----------       --------       --------     ----------
  Reinvested capital gains ..............................       300,262              -         33,041              -
                                                            -----------       --------       --------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $(1,458,436)        (2,239)       (18,298)    (1,298,389)
                                                            ===========       ========       ========     ==========


                                                             NBAMTPart      OppAggGro       OppCapAp      OppMSGrInc
                                                            -----------    -----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................         1,910         87,103         80,772         61,193
  Mortality and expense risk charges (note 2) ...........        (7,409)      (122,566)      (186,416)      (164,232)
                                                            -----------    -----------     ----------     ----------
    Net investment activity .............................        (5,499)       (35,463)      (105,644)      (103,039)
                                                            -----------    -----------     ----------     ----------

  Proceeds from mutual funds shares sold ................        89,377      1,138,204        771,503        810,453
  Cost of mutual fund shares sold .......................       (97,830)    (2,591,146)    (1,000,032)    (1,043,737)
                                                            -----------    -----------     ----------     ----------
    Realized gain (loss) on investments .................        (8,453)    (1,452,942)      (228,529)      (233,284)
  Change in unrealized gain (loss)
    on investments ......................................       (27,618)    (3,610,547)    (2,868,543)    (1,066,573)
                                                            -----------    -----------     ----------     ----------
    Net gain (loss) on investments ......................       (36,071)    (5,063,489)    (3,097,072)    (1,299,857)
                                                            -----------    -----------     ----------     ----------
  Reinvested capital gains ..............................        18,142      1,359,088      1,212,085              -
                                                            -----------    -----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ................       (23,428)    (3,739,864)    (1,990,631)    (1,402,896)
                                                            ===========    ===========     ==========     ==========


                                                           SBVSFCap      SBVSFHYBd   SBVSFInv     SBVSFTotRet
                                                           ---------     --------     --------     --------

INVESTMENT ACTIVITY:
  Reinvested dividends .................................   $ 105,007      137,238       48,515       65,187
  Mortality and expense risk charges (note 2) ..........    (196,597)     (21,820)     (78,659)     (35,753)
                                                           ---------     --------     --------     --------
    Net investment activity ............................     (91,590)     115,418      (30,144)      29,434
                                                           ---------     --------     --------     --------

  Proceeds from mutual funds shares sold ...............     748,256      296,156      405,157      331,266
  Cost of mutual fund shares sold ......................    (680,715)    (312,261)    (368,916)    (320,035)
                                                           ---------     --------     --------     --------
    Realized gain (loss) on investments ................      67,541      (16,105)      36,241       11,231
  Change in unrealized gain (loss)
    on investments .....................................    (158,119)     (52,516)    (396,388)     (88,147)
                                                           ---------     --------     --------     --------
    Net gain (loss) on investments .....................     (90,578)     (68,621)    (360,147)     (76,916)
                                                           ---------     --------     --------     --------
  Reinvested capital gains .............................     174,572            -       61,836            -
                                                           ---------     --------     --------     --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............   $  (7,596)      46,797     (328,455)     (47,482)
                                                           =========     ========     ========     ========


                                                           UIFEmMkt      UIFUSRE     VEWrldEMkt    VEWrldHAs
                                                           ---------     --------     --------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................      31,913       19,993            -        1,061
  Mortality and expense risk charges (note 2) ..........      (4,992)      (4,646)     (17,901)      (1,596)
                                                           ---------     --------     --------     --------
    Net investment activity ............................      26,921       15,347      (17,901)        (535)
                                                           ---------     --------     --------     --------

  Proceeds from mutual funds shares sold ...............      59,967       54,188      177,978      114,361
  Cost of mutual fund shares sold ......................     (59,224)     (53,510)    (352,462)    (111,685)
                                                           ---------     --------     --------     --------
    Realized gain (loss) on investments ................         743          678     (174,484)       2,676
  Change in unrealized gain (loss)
    on investments .....................................       1,211        7,792      134,897      (16,756)
                                                           ---------     --------     --------     --------
    Net gain (loss) on investments .....................       1,954        8,470      (39,587)     (14,080)
                                                           ---------     --------     --------     --------
  Reinvested capital gains .............................           -        3,377            -            -
                                                           ---------     --------     --------     --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............      28,875       27,194      (57,488)     (14,615)
                                                           =========     ========     ========     ========


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                       TOTAL                             ACVPIncGr
                                          ------------------------------        --------------------------
                                               2001             2000              2001             2000
                                          -------------      -----------        ---------        ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (551,725)        (742,211)         (13,336)         (14,800)
  Realized gain (loss) on investments .      (8,665,513)         125,707          (42,642)          (1,764)
  Change in unrealized gain (loss)
    on investments ....................     (30,920,035)     (27,057,524)        (168,103)        (161,936)
  Reinvested capital gains ............       7,922,400        7,934,821                -                -
                                          -------------      -----------        ---------        ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (32,214,873)     (19,739,207)        (224,081)        (178,500)
                                          -------------      -----------        ---------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      75,221,869      226,600,119          747,348        2,243,488
  Transfers between funds .............               -                -           45,632          (22,626)
  Redemptions .........................     (22,106,172)      (5,698,592)        (258,699)        (176,826)
  Annuity benefits ....................               -                -                -                -
  Annual contract maintenance charges
    (note 2) ..........................         (25,006)            (997)            (266)             (26)
  Contingent deferred sales charges
    (note 2) ..........................        (373,745)         (68,977)          (2,077)            (671)
  Adjustments to maintain reserves ....         (18,376)         (20,138)             (55)              42
                                          -------------      -----------        ---------        ---------
      Net equity transactions .........      52,698,570      220,811,415          531,883        2,043,381
                                          -------------      -----------        ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      20,483,697      201,072,208          307,802        1,864,881
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     211,715,531       10,643,323        2,046,104          181,223
                                          -------------      -----------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 232,199,228      211,715,531        2,353,906        2,046,104
                                          =============      ===========        =========        =========

CHANGES IN UNITS:
  Beginning units .....................      19,292,525          915,585          204,713           15,981
                                          -------------      -----------        ---------        ---------
  Units purchased .....................       6,369,015       20,152,842           69,692          207,569
  Units redeemed ......................      (1,508,249)      (1,775,902)         (13,759)         (18,837)
                                          -------------      -----------        ---------        ---------
  Ending units ........................      24,153,291       19,292,525          260,646          204,713
                                          =============      ===========        =========        =========


                                                       ACVPInt                         ACVPValue
                                          ------------------------------        --------------------------
                                               2001             2000              2001             2000
                                          -------------      -----------        ---------        ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        (116,018)         (93,563)         (15,241)          (5,525)
  Realized gain (loss) on investments .        (957,683)           9,524           76,234           (6,219)
  Change in unrealized gain (loss)
    on investments ....................      (3,220,563)      (1,674,966)         267,358          196,662
  Reinvested capital gains ............         910,379           47,135                -            5,484
                                          -------------      -----------        ---------        ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (3,383,885)      (1,711,870)         328,351          190,402
                                          -------------      -----------        ---------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       1,296,361       12,387,772        2,035,939        1,248,834
  Transfers between funds .............        (706,599)         176,058          563,341           (4,307)
  Redemptions .........................        (777,493)        (215,941)        (413,055)         (21,569)
  Annuity benefits ....................               -                -                -                -
  Annual contract maintenance charges
    (note 2) ..........................          (1,370)             (24)            (107)              (7)
  Contingent deferred sales charges
    (note 2) ..........................         (18,103)          (3,938)          (9,238)            (142)
  Adjustments to maintain reserves ....            (205)         (10,260)             (22)             629
                                          -------------      -----------        ---------        ---------
      Net equity transactions .........        (207,409)      12,333,667        2,176,858        1,223,438
                                          -------------      -----------        ---------        ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      (3,591,294)      10,621,797        2,505,209        1,413,840
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      10,905,148          283,351        1,447,110           33,270
                                          -------------      -----------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .       7,313,854       10,905,148        3,952,319        1,447,110
                                          =============      ===========        =========        =========

CHANGES IN UNITS:
  Beginning units .....................         908,393           19,357          126,122            3,378
                                          -------------      -----------        ---------        ---------
  Units purchased .....................         247,877          949,113          208,788          129,594
  Units redeemed ......................        (283,773)         (60,077)         (25,177)          (6,850)
                                          -------------      -----------        ---------        ---------
  Ending units ........................         872,497          908,393          309,733          126,122
                                          =============      ===========        =========        =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    CSWPVal                   DrySRGro
                                          ------------------------   -------------------------
                                                2001          2000          2001          2000
                                          ----------      --------   -----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (3,185)          (26)      (92,316)      (11,684)
  Realized gain (loss) on investments .        1,231          (138)     (318,716)       18,369
  Change in unrealized gain (loss)
    on investments ....................         (164)       18,169    (1,558,857)     (956,521)
  Reinvested capital gains ............            -         2,141             -             -
                                          ----------      --------   -----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (2,118)       20,146    (1,969,889)     (949,836)
                                          ----------      --------   -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        1,671       100,767     1,523,084     7,723,487
  Transfers between funds .............        1,034        11,520      (517,459)      349,710
  Redemptions .........................       (1,730)       (1,648)     (531,881)     (238,671)
  Annuity benefits ....................            -             -             -             -
  Annual contract maintenance charges
    (note 2) ..........................            -             -        (1,140)          (50)
  Contingent deferred sales charges
    (note 2) ..........................            -             -        (9,471)         (785)
  Adjustments to maintain reserves ....           (5)            9          (284)          179
                                          ----------      --------   -----------    ----------
      Net equity transactions .........          970       110,648       462,849     7,833,870
                                          ----------      --------   -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (1,148)      130,794    (1,507,040)    6,884,034
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      223,417        92,623     7,633,484       749,450
                                          ----------      --------   -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  222,269       223,417     6,126,444     7,633,484
                                          ==========      ========   ===========    ==========

CHANGES IN UNITS:
  Beginning units .....................       20,814         9,267       725,270        62,468
                                          ----------      --------   -----------    ----------
  Units purchased .....................            6        11,718        52,496       708,525
  Units redeemed ......................          (14)         (171)      (15,210)      (45,723)
                                          ----------      --------   -----------    ----------
  Ending units ........................       20,806        20,814       762,556       725,270
                                          ==========      ========   ===========    ==========

                                                    DryAp                     FISFedQual
                                          ------------------------   -------------------------
                                             2001           2000        2001          2000
                                          ----------      --------   -----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............      (22,304)      (15,233)       13,320        (8,484)
  Realized gain (loss) on investments .      (55,713)       13,583        31,145         1,481
  Change in unrealized gain (loss)
    on investments ....................     (403,880)      (60,199)      101,080       100,136
  Reinvested capital gains ............            -        45,987         5,409             -
                                          ----------    ----------   -----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (481,897)      (15,862)      150,954        93,133
                                          ----------    ----------   -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      980,352     4,121,960     1,655,944     1,705,154
  Transfers between funds .............       79,016      (197,549)      404,803           228
  Redemptions .........................     (290,682)     (165,035)     (344,150)      (57,522)
  Annuity benefits ....................            -             -             -             -
  Annual contract maintenance charges
    (note 2) ..........................         (356)          (21)          (79)           (5)
  Contingent deferred sales charges
    (note 2) ..........................       (5,530)         (299)       (3,400)       (1,647)
  Adjustments to maintain reserves ....         (116)          138           853           179
                                          ----------    ----------   -----------    ----------
      Net equity transactions .........      762,684     3,759,194     1,713,971     1,646,387
                                          ----------    ----------   -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      280,787     3,743,332     1,864,925     1,739,520
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    4,112,684       369,352     1,779,658        40,138
                                          ----------    ----------   -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    4,393,471     4,112,684     3,644,583     1,779,658
                                          ==========    ==========   ===========    ==========

CHANGES IN UNITS:
  Beginning units .....................      381,878        33,597       163,979         4,029
                                          ----------    ----------   -----------    ----------
  Units purchased .....................       90,577       367,177       173,393       167,326
  Units redeemed ......................      (16,047)      (18,896)      (21,707)       (7,376)
                                          ----------    ----------   -----------    ----------
  Ending units ........................      456,408       381,878       315,665       163,979
                                          ==========    ==========   ===========    ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     FidVIPEIS                      FidVIPGrS
                                          ----------------------------      --------------------------
                                              2001              2000           2001            2000
                                          ------------       ---------      ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $         49         (46,345)       (444,494)       (297,559)
  Realized gain (loss) on investments .        (85,660)         (8,904)     (1,246,212)            829
  Change in unrealized gain (loss)
    on investments ....................     (1,073,639)        645,174      (7,486,969)     (5,305,833)
  Reinvested capital gains ............        452,342          63,481       2,264,779         553,917
                                          ------------       ---------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (706,908)        653,406      (6,912,896)     (5,048,646)
                                          ------------       ---------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      4,363,297       8,394,634       7,359,861      37,476,862
  Transfers between funds .............        125,072           1,219      (1,729,292)        266,967
  Redemptions .........................     (1,173,889)       (223,647)     (2,707,958)       (919,931)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................         (1,604)            (28)         (5,143)           (274)
  Contingent deferred sales charges
    (note 2) ..........................        (12,479)         (2,000)        (47,805)        (12,873)
  Adjustments to maintain reserves ....           (156)            260          (1,216)            445
                                          ------------       ---------      ----------      ----------
      Net equity transactions .........      3,300,241       8,170,438       2,868,447      36,811,196
                                          ------------       ---------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,593,333       8,823,844      (4,044,449)     31,762,550
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      9,246,249         422,405      33,863,341       2,100,791
                                          ------------       ---------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 11,839,582       9,246,249      29,818,892      33,863,341
                                          ============       =========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................        835,981          40,787       3,150,285         171,385
                                          ------------       ---------      ----------      ----------
  Units purchased .....................        372,536         833,967         371,068       3,136,714
  Units redeemed ......................        (63,971)        (38,773)       (101,422)       (157,814)
                                          ------------       ---------      ----------      ----------
  Ending units ........................      1,144,546         835,981       3,419,931       3,150,285
                                          ============       =========      ==========      ==========


                                                     FidVIPHIS                     FidVIPOvS
                                          ----------------------------      --------------------------
                                               2001            2000            2001            2000
                                          ------------       ---------      ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............        145,999           3,005         155,902         (34,381)
  Realized gain (loss) on investments .       (156,232)        (39,408)       (456,748)        (36,752)
  Change in unrealized gain (loss)
    on investments ....................       (218,122)       (255,154)     (1,054,546)       (840,002)
  Reinvested capital gains ............              -               -         335,965          84,169
                                          ------------       ---------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (228,355)       (291,557)     (1,019,427)       (826,966)
                                          ------------       ---------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        674,476       1,829,957         485,838       5,576,471
  Transfers between funds .............       (115,495)       (153,140)       (434,404)       (303,568)
  Redemptions .........................       (181,510)       (111,292)       (290,416)       (143,954)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................           (251)            (17)           (262)            (36)
  Contingent deferred sales charges
    (note 2) ..........................         (5,186)           (566)         (9,307)         (2,089)
  Adjustments to maintain reserves ....            (28)             16            (133)             28
                                          ------------       ---------      ----------      ----------
      Net equity transactions .........        372,006       1,564,958        (248,684)      5,126,852
                                          ------------       ---------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        143,651       1,273,401      (1,268,111)      4,299,886
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      1,369,826          96,425       4,537,899         238,013
                                          ------------       ---------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      1,513,477       1,369,826       3,269,788       4,537,899
                                          ============       =========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................        173,114           9,299         459,386          19,209
                                          ------------       ---------      ----------      ----------
  Units purchased .....................         61,476         208,766          66,931         484,774
  Units redeemed ......................        (14,394)        (44,951)        (99,854)        (44,597)
                                          ------------       ---------      ----------      ----------
  Ending units ........................        220,196         173,114         426,463         459,386
                                          ============       =========      ==========      ==========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    FidVIPConS                     FidVIPGrOpS
                                          ----------------------------       -------------------------
                                                2001            2000            2001            2000
                                          ------------      ----------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (124,508)       (153,016)        (35,091)        (23,401)
  Realized gain (loss) on investments .       (651,811)         (6,748)       (144,680)        (16,810)
  Change in unrealized gain (loss)
    on investments ....................     (2,402,368)     (1,487,929)       (363,669)       (521,670)
  Reinvested capital gains ............        492,388         433,017               -          47,707
                                          ------------      ----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (2,686,299)     (1,214,676)       (543,440)       (514,174)
                                          ------------      ----------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      2,946,982      19,546,507         469,010       3,892,357
  Transfers between funds .............       (748,452)        (96,461)       (123,518)       (192,352)
  Redemptions .........................     (1,470,582)       (481,563)       (241,622)        (75,851)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................         (2,364)            (77)           (357)            (18)
  Contingent deferred sales charges
    (note 2) ..........................        (26,740)         (7,498)         (3,453)         (2,411)
  Adjustments to maintain reserves ....           (317)             92             (33)           (304)
                                          ------------      ----------       ---------       ---------
      Net equity transactions .........        698,527      18,961,000         100,027       3,621,421
                                          ------------      ----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (1,987,772)     17,746,324        (443,413)      3,107,247
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     18,935,809       1,189,485       3,368,860         261,613
                                          ------------      ----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 16,948,037      18,935,809       2,925,447       3,368,860
                                          ============      ==========       =========       =========

CHANGES IN UNITS:
  Beginning units .....................      1,749,181         101,072         388,533          24,642
                                          ------------      ----------       ---------       ---------
  Units purchased .....................         89,671       1,722,590          16,435         395,017
  Units redeemed ......................        (26,944)        (74,481)         (5,004)        (31,126)
                                          ------------      ----------       ---------       ---------
  Ending units ........................      1,811,908       1,749,181         399,964         388,533
                                          ============      ==========       =========       =========


                                                     JanCapAp                       JanGlTech
                                          ----------------------------       -------------------------
                                               2001            2000            2001            2000
                                          ------------      ----------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        (16,591)          1,663         (12,871)          1,843
  Realized gain (loss) on investments .       (315,881)           (131)       (258,959)              1
  Change in unrealized gain (loss)
    on investments ....................       (557,527)       (521,814)       (592,140)       (751,327)
  Reinvested capital gains ............              -               -               -               -
                                          ------------      ----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (889,999)       (520,282)       (863,970)       (749,483)
                                          ------------      ----------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      1,657,617       3,516,443         850,150       2,581,587
  Transfers between funds .............       (676,469)        238,634        (130,183)        101,352
  Redemptions .........................       (177,395)        (18,046)       (128,728)         (4,704)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................           (478)              -            (247)              -
  Contingent deferred sales charges
    (note 2) ..........................         (2,752)           (214)         (1,953)            (91)
  Adjustments to maintain reserves ....             65          (1,455)           (111)              2
                                          ------------      ----------       ---------       ---------
      Net equity transactions .........        800,588       3,735,362         588,928       2,678,146
                                          ------------      ----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        (89,411)      3,215,080        (275,042)      1,928,663
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      3,215,080               -       1,928,663               -
                                          ------------      ----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .      3,125,669       3,215,080       1,653,621       1,928,663
                                          ============      ==========       =========       =========

CHANGES IN UNITS:
  Beginning units .....................        386,899               -         289,716               -
                                          ------------      ----------       ---------       ---------
  Units purchased .....................        135,371         388,874         138,436         290,243
  Units redeemed ......................        (34,347)         (1,975)        (26,201)           (527)
                                          ------------      ----------       ---------       ---------
  Ending units ........................        487,923         386,899         401,951         289,716
                                          ============      ==========       =========       =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    JanIntGro                     NSATCapAp
                                          --------------------------     -------------------------
                                              2001           2000           2001           2000
                                          -----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (19,421)        15,834        (23,966)       (24,109)
  Realized gain (loss) on investments .      (211,114)        (5,162)      (266,576)       (32,694)
  Change in unrealized gain (loss)
    on investments ....................      (564,682)      (415,766)      (350,161)    (1,065,842)
  Reinvested capital gains ............             -              -              -        462,178
                                          -----------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (795,217)      (405,094)      (640,703)      (660,467)
                                          -----------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     1,452,885      2,840,610        311,981      2,521,622
  Transfers between funds .............      (266,260)       190,375        (58,062)      (112,919)
  Redemptions .........................      (167,025)        (2,471)       (97,429)       (63,822)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................          (190)             -           (174)            (6)
  Contingent deferred sales charges
    (note 2) ..........................        (4,366)             -         (1,931)          (500)
  Adjustments to maintain reserves ....          (108)           (37)           (83)             2
                                          -----------     ----------     ----------     ----------
      Net equity transactions .........     1,014,936      3,028,477        154,302      2,344,377
                                          -----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       219,719      2,623,383       (486,401)     1,683,910
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     2,623,383              -      2,070,889        386,979
                                          -----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 2,843,102      2,623,383      1,584,488      2,070,889
                                          ===========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .....................       327,658              -        273,532         37,027
                                          -----------     ----------     ----------     ----------
  Units purchased .....................       175,519        327,943         29,123        264,887
  Units redeemed ......................       (32,788)          (285)        (7,269)       (28,382)
                                          -----------     ----------     ----------     ----------
  Ending units ........................       470,389        327,658        295,386        273,532
                                          ===========     ==========     ==========     ==========


                                                   NSATMidCapIx                  NSATEqInc
                                          --------------------------     -------------------------
                                              2001           2000           2001           2000
                                          -----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............       (62,032)       (19,381)           (31)        (1,463)
  Realized gain (loss) on investments .        28,401          5,123        (48,397)         1,767
  Change in unrealized gain (loss)
    on investments ....................      (161,230)       110,699        (98,146)      (125,682)
  Reinvested capital gains ............        72,766        220,361              -              -
                                          -----------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (122,095)       316,802       (146,574)      (125,378)
                                          -----------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     2,756,594      5,532,077        274,654      1,107,486
  Transfers between funds .............      (177,040)        28,643         (4,573)             -
  Redemptions .........................      (594,739)       (48,319)      (132,373)       (15,489)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................          (336)           (17)           (16)            (6)
  Contingent deferred sales charges
    (note 2) ..........................       (13,244)          (706)          (764)          (478)
  Adjustments to maintain reserves ....          (203)           141            (37)             4
                                          -----------     ----------     ----------     ----------
      Net equity transactions .........     1,971,032      5,511,819        136,891      1,091,517
                                          -----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     1,848,937      5,828,621         (9,683)       966,139
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     6,067,601        238,980        975,153          9,014
                                          -----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .     7,916,538      6,067,601        965,470        975,153
                                          ===========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .....................       456,756         20,437         97,093            790
                                          -----------     ----------     ----------     ----------
  Units purchased .....................       189,859        454,447         18,522         99,402
  Units redeemed ......................       (34,075)       (18,128)        (4,624)        (3,099)
                                          -----------     ----------     ----------     ----------
  Ending units ........................       612,540        456,756        110,991         97,093
                                          ===========     ==========     ==========     ==========


                                       15
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                 NSATHIncBd              NSATEmMkt           NSATGlobTC          NSATIntGr
                                          ----------------------      ---------------      --------------     ---------------
                                             2001        2000           2001    2000       2001     2000       2001    2000
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $  41,951       17,929          (54)      -        (118)      -         (36)      -
  Realized gain (loss) on investments .     (26,526)        (696)      (1,656)      -         (42)      -          (7)      -
  Change in unrealized gain (loss)
    on investments ....................     (10,519)     (38,336)        (858)      -      (3,123)      -        (377)      -
  Reinvested capital gains ............           -            -            -       -           -       -           -       -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       4,906      (21,103)      (2,568)      -      (3,283)      -        (420)      -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     304,957      333,434            -       -       5,207       -       9,788       -
  Transfers between funds .............      42,794            -       10,906       -      10,707       -           -       -
  Redemptions .........................     (91,732)      (9,714)           -       -           -       -           -       -
  Annuity benefits ....................           -            -            -       -           -       -           -       -
  Annual contract maintenance charges
    (note 2) ..........................          (7)           -            -       -           -       -           -       -
  Contingent deferred sales charges
    (note 2) ..........................        (718)        (231)           -       -           -       -           -       -
  Adjustments to maintain reserves ....         (15)          12           (2)      -          (3)      -          (4)      -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
      Net equity transactions .........     255,279      323,501       10,904       -      15,911       -       9,784       -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .     260,185      302,398        8,336       -      12,628       -       9,364       -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     302,911          513            -       -           -       -           -       -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 563,096      302,911        8,336       -      12,628       -       9,364       -
                                          =========    =========      =======   =====      ======   =====     ========  =====

CHANGES IN UNITS:
  Beginning units .....................      32,663           50            -       -           -       -           -       -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
  Units purchased .....................      31,950       33,612        1,027       -       3,729       -       1,444       -
  Units redeemed ......................      (5,517)        (999)           -       -           -       -           -       -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
  Ending units ........................      59,096       32,663        1,027       -       3,729       -       1,444       -
                                          =========    =========      =======   =====      ======   =====     ========  =====

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      NSATGvtBd                      NSATMyMkt
                                          ----------------------------      --------------------------
                                               2001             2000           2001            2000
                                          ------------       ---------      ----------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    377,550         144,011         195,440         141,327
  Realized gain (loss) on investments .         33,762           1,475               -              (1)
  Change in unrealized gain (loss)
    on investments ....................         32,266         188,957               1              (1)
  Reinvested capital gains ............         17,520               -               -               -
                                          ------------       ---------      ----------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        461,098         334,443         195,441         141,325
                                          ------------       ---------      ----------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      6,116,157       5,313,126       7,270,977       8,374,641
  Transfers between funds .............      1,828,360          (5,349)      4,576,433      (2,655,037)
  Redemptions .........................       (896,166)       (118,607)     (3,045,460)       (764,161)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................           (477)            (40)           (614)              -
  Contingent deferred sales charges
    (note 2) ..........................        (11,102)           (303)        (35,538)         (3,902)
  Adjustments to maintain reserves ....             50             124             (97)             97
                                          ------------       ---------      ----------       ---------
      Net equity transactions .........      7,036,822       5,188,951       8,765,701       4,951,638
                                          ------------       ---------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      7,497,920       5,523,394       8,961,142       5,092,963
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      5,610,831          87,437       5,602,592         509,629
                                          ------------       ---------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 13,108,751       5,610,831      14,563,734       5,602,592
                                          ============       =========      ==========       =========

CHANGES IN UNITS:
  Beginning units .....................        508,979           8,802         531,049          50,504
                                          ------------       ---------      ----------       ---------
  Units purchased .....................        679,030         515,620         988,173       1,158,470
  Units redeemed ......................        (62,497)        (15,443)       (167,766)       (677,925)
                                          ------------       ---------      ----------       ---------
  Ending units ........................      1,125,512         508,979       1,351,456         531,049
                                          ============       =========      ==========       =========


                                                     NSATGlob50                       NSATSmCapG
                                          ----------------------------      --------------------------
                                              2001              2000            2001            2000
                                          ------------       ---------      ----------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............          4,054          (3,072)        (26,408)        (20,329)
  Realized gain (loss) on investments .        (36,247)         (4,124)       (129,139)         13,500
  Change in unrealized gain (loss)
    on investments ....................       (183,604)       (155,645)        (98,007)       (506,740)
  Reinvested capital gains ............              -          35,969               -          29,070
                                          ------------       ---------      ----------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (215,797)       (126,872)       (253,554)       (484,499)
                                          ------------       ---------      ----------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         97,328       1,245,391         314,078       2,477,578
  Transfers between funds .............        (39,740)        (52,040)        (53,135)        134,607
  Redemptions .........................        (30,791)        (32,698)       (109,031)        (59,237)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................            (18)            (13)           (109)              -
  Contingent deferred sales charges
    (note 2) ..........................           (654)           (661)         (1,610)           (208)
  Adjustments to maintain reserves ....            (36)             19            (272)          1,036
                                          ------------       ---------      ----------       ---------
      Net equity transactions .........         26,089       1,159,998         149,921       2,553,776
                                          ------------       ---------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (189,708)      1,033,126        (103,633)      2,069,277
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      1,052,924          19,798       2,072,740           3,463
                                          ------------       ---------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .        863,216       1,052,924       1,969,107       2,072,740
                                          ============       =========      ==========       =========

CHANGES IN UNITS:
  Beginning units .....................        106,911           1,739         152,071             210
                                          ------------       ---------      ----------       ---------
  Units purchased .....................          3,673         115,571          16,457         159,200
  Units redeemed ......................         (1,087)        (10,399)         (4,180)         (7,339)
                                          ------------       ---------      ----------       ---------
  Ending units ........................        109,497         106,911         164,348         152,071
                                          ============       =========      ==========       =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    NSATSmCapV                    NSATSmCo
                                          --------------------------      ------------------------
                                              2001           2000           2001           2000
                                          -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (33,396)       (15,505)       (54,358)       (30,342)
  Realized gain (loss) on investments .        21,851         15,935       (187,279)         6,652
  Change in unrealized gain (loss)
    on investments ....................       283,292       (251,465)      (113,596)      (604,543)
  Reinvested capital gains ............       208,145        310,228              -        666,847
                                          -----------      ---------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       479,892         59,193       (355,233)        38,614
                                          -----------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       644,233      1,517,322        925,430      3,966,776
  Transfers between funds .............       469,486         17,045       (370,141)       207,970
  Redemptions .........................      (228,027)       (23,807)      (189,900)       (65,947)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................          (197)           (22)          (412)            (8)
  Contingent deferred sales charges
    (note 2) ..........................        (5,901)        (1,035)        (3,301)          (550)
  Adjustments to maintain reserves ....           (30)            13         (1,952)            75
                                          -----------      ---------      ---------      ---------
      Net equity transactions .........       879,564      1,509,516        359,724      4,108,316
                                          -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     1,359,456      1,568,709          4,491      4,146,930
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,640,997         72,288      4,235,738         88,808
                                          -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 3,000,453      1,640,997      4,240,229      4,235,738
                                          ===========      =========      =========      =========

CHANGES IN UNITS:
  Beginning units .....................       134,671          6,505        299,060          6,733
                                          -----------      ---------      ---------      ---------
  Units purchased .....................        70,562        143,777         36,377        306,017
  Units redeemed ......................       (10,250)       (15,611)        (9,960)       (13,690)
                                          -----------      ---------      ---------      ---------
  Ending units ........................       194,983        134,671        325,477        299,060
                                          ===========      =========      =========      =========


                                                   NSATStrVal                    NSATStMCap
                                          --------------------------      ------------------------
                                               2001           2000           2001           2000
                                          -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        (1,927)          (281)       (38,179)       (35,602)
  Realized gain (loss) on investments .        (1,388)            59       (194,960)        20,945
  Change in unrealized gain (loss)
    on investments ....................       (15,619)         5,458       (848,187)    (1,067,816)
  Reinvested capital gains ............           304              -              -        117,995
                                          -----------      ---------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (18,630)         5,236     (1,081,326)      (964,478)
                                          -----------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         1,320         91,648        339,160      3,849,681
  Transfers between funds .............       122,680         47,178        (97,054)       312,489
  Redemptions .........................       (45,594)             -       (161,438)       (30,870)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................            (7)             -           (347)           (11)
  Contingent deferred sales charges
    (note 2) ..........................             -              -         (3,590)          (845)
  Adjustments to maintain reserves ....           (15)           (42)          (174)             4
                                          -----------      ---------      ---------      ---------
      Net equity transactions .........        78,384        138,784         76,557      4,130,448
                                          -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        59,754        144,020     (1,004,769)     3,165,970
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       147,390          3,370      3,341,652        175,682
                                          -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .       207,144        147,390      2,336,883      3,341,652
                                          ===========      =========      =========      =========

CHANGES IN UNITS:
  Beginning units .....................        12,858            312        281,482         12,348
                                          -----------      ---------      ---------      ---------
  Units purchased .....................         7,725         12,546          7,185        293,238
  Units redeemed ......................        (1,637)             -         (2,169)       (24,104)
                                          -----------      ---------      ---------      ---------
  Ending units ........................        18,946         12,858        286,498        281,482
                                          ===========      =========      =========      =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     NSATTotRe                    NSATGrFoc
                                          ----------------------------        ----------------
                                               2001            2000            2001      2000
                                          ------------      ----------        --------   -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (64,176)        (31,547)            (32)      -
  Realized gain (loss) on investments .       (786,823)         (3,215)         (2,610)      -
  Change in unrealized gain (loss)
    on investments ....................       (907,699)     (3,918,210)            403       -
  Reinvested capital gains ............        300,262       3,604,993               -       -
                                          ------------      ----------        --------   -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (1,458,436)       (347,979)         (2,239)      -
                                          ------------      ----------        --------   -----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      4,257,321      10,037,138               -       -
  Transfers between funds .............       (286,927)        (51,444)          5,110       -
  Redemptions .........................     (1,429,710)       (219,486)              -       -
  Annuity benefits ....................              -               -               -       -
  Annual contract maintenance charges
    (note 2) ..........................         (1,543)            (93)              -       -
  Contingent deferred sales charges
    (note 2) ..........................        (28,042)         (3,249)              -       -
  Adjustments to maintain reserves ....           (276)            238              (2)      -
                                          ------------      ----------        --------   -----
      Net equity transactions .........      2,510,823       9,763,104           5,108       -
                                          ------------      ----------        --------   -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .      1,052,387       9,415,125           2,869       -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      9,934,195         519,070               -       -
                                          ------------      ----------        --------   -----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 10,986,582       9,934,195           2,869       -
                                          ============      ==========        ========   =====

CHANGES IN UNITS:
  Beginning units .....................        952,292          48,025               -       -
                                          ------------      ----------        --------   -----
  Units purchased .....................        333,553         953,693             755       -
  Units redeemed ......................        (74,453)        (49,426)              -       -
                                          ------------      ----------        --------   -----
  Ending units ........................      1,211,392         952,292             755       -
                                          ============      ==========        ========   =====


                                                     NBAMTGuard                     NBAMTMCGr
                                               -----------------------       -------------------------
                                                2001             2000          2001            2000
                                               -------         -------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............         (5,631)         (3,560)        (57,575)        (38,685)
  Realized gain (loss) on investments .            956           1,430        (280,705)          8,788
  Change in unrealized gain (loss)
    on investments ....................        (46,664)          1,027        (960,109)       (893,921)
  Reinvested capital gains ............         33,041               -               -             240
                                               -------         -------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (18,298)         (1,103)     (1,298,389)       (923,578)
                                               -------         -------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        181,822         404,773         969,870       5,029,464
  Transfers between funds .............          7,057          17,091        (252,761)        539,979
  Redemptions .........................         (9,964)         (7,196)       (272,108)        (44,090)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................             (4)              -            (593)             (3)
  Contingent deferred sales charges
    (note 2) ..........................           (349)              -          (7,832)         (1,726)
  Adjustments to maintain reserves ....             13              26            (196)            106
                                               -------         -------       ---------       ---------
      Net equity transactions .........        178,575         414,694         436,380       5,523,730
                                               -------         -------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        160,277         413,591        (862,009)      4,600,152
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        464,726          51,135       4,651,565          51,413
                                               -------         -------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .        625,003         464,726       3,789,556       4,651,565
                                               =======         =======       =========       =========

CHANGES IN UNITS:
  Beginning units .....................         40,126           4,403         343,557           3,465
                                               -------         -------       ---------       ---------
  Units purchased .....................         16,223          38,114          44,843         361,665
  Units redeemed ......................           (774)         (2,391)        (11,654)        (21,573)
                                               -------         -------       ---------       ---------
  Ending units ........................         55,575          40,126         376,746         343,557
                                               =======         =======       =========       =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   NBAMTPart                      OppAggGro
                                          --------------------------     -------------------------
                                                 2001           2000           2001           2000
                                          -----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (5,499)        (3,023)       (35,463)      (108,029)
  Realized gain (loss) on investments .        (8,453)        (2,235)    (1,452,942)       150,454
  Change in unrealized gain (loss)
    on investments ....................       (27,618)         2,468     (3,610,547)    (3,851,480)
  Reinvested capital gains ............        18,142          4,379      1,359,088        108,377
                                          -----------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (23,428)         1,589     (3,739,864)    (3,700,678)
                                          -----------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       241,174        461,798      2,247,457     13,378,283
  Transfers between funds .............       (24,555)             -     (1,139,955)     1,414,149
  Redemptions .........................       (56,049)        (3,456)      (585,319)      (216,792)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................           (16)             -         (1,282)           (16)
  Contingent deferred sales charges
    (note 2) ..........................          (255)             -        (11,815)        (3,218)
  Adjustments to maintain reserves ....           (23)            13             24            (35)
                                          -----------     ----------     ----------     ----------
      Net equity transactions .........       160,276        458,355        509,110     14,572,371
                                          -----------     ----------     ----------     ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .       136,848        459,944     (3,230,754)    10,871,693
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       461,361          1,417     11,124,034        252,341
                                          -----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $   598,209        461,361      7,893,280     11,124,034
                                          ===========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .....................        42,613            130        875,332         17,379
                                          -----------     ----------     ----------     ----------
  Units purchased .....................        18,832         42,804         59,181        956,040
  Units redeemed ......................        (3,772)          (321)       (17,919)       (98,087)
                                          -----------     ----------     ----------     ----------
  Ending units ........................        57,673         42,613        916,594        875,332
                                          ===========     ==========     ==========     ==========


                                                    OppCapAp                    OppMSGrInc
                                          --------------------------     -------------------------
                                                 2001           2000           2001           2000
                                          -----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............      (105,644)      (100,736)      (103,039)       (80,146)
  Realized gain (loss) on investments .      (228,529)         7,644       (233,284)         9,015
  Change in unrealized gain (loss)
    on investments ....................    (2,868,543)    (1,032,649)    (1,066,573)    (1,090,336)
  Reinvested capital gains ............     1,212,085        208,963              -        150,965
                                          -----------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,990,631)      (916,778)    (1,402,896)    (1,010,502)
                                          -----------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     4,360,951     13,342,168      4,639,386     11,923,373
  Transfers between funds .............      (548,725)       (80,268)      (649,925)      (224,720)
  Redemptions .........................    (1,175,983)      (253,334)      (984,192)      (436,579)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................        (2,149)           (95)        (1,235)           (50)
  Contingent deferred sales charges
    (note 2) ..........................       (24,572)        (2,845)       (22,770)        (7,368)
  Adjustments to maintain reserves ....       (12,240)         1,179           (589)           (88)
                                          -----------     ----------     ----------     ----------
      Net equity transactions .........     2,597,282     13,006,805      2,980,675     11,254,568
                                          -----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       606,651     12,090,027      1,577,779     10,244,066
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    12,741,632        651,605     10,847,306        603,240
                                          -----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    13,348,283     12,741,632     12,425,085     10,847,306
                                          ===========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .....................     1,007,367         50,682      1,083,351         54,194
                                          -----------     ----------     ----------     ----------
  Units purchased .....................       279,509      1,002,737        400,177      1,113,006
  Units redeemed ......................       (61,722)       (46,052)       (82,697)       (83,849)
                                          -----------     ----------     ----------     ----------
  Ending units ........................     1,225,154      1,007,367      1,400,831      1,083,351
                                          ===========     ==========     ==========     ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      SBVSFCap                       SBVSFHYBd
                                          ----------------------------       -------------------------
                                              2001              2000            2001            2000
                                          ------------      ----------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (91,590)        (25,866)        115,418         103,140
  Realized gain (loss) on investments .         67,541          15,503         (16,105)          3,234
  Change in unrealized gain (loss)
    on investments ....................       (158,119)        (19,147)        (52,516)       (106,317)
  Reinvested capital gains ............        174,572         601,605               -               -
                                          ------------      ----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         (7,596)        572,095          46,797              57
                                          ------------      ----------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      4,894,130      10,503,767         705,236       1,485,716
  Transfers between funds .............        425,712         292,207         (10,213)       (208,720)
  Redemptions .........................     (1,394,490)       (260,605)       (264,700)        (28,261)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................           (616)            (11)           (121)            (15)
  Contingent deferred sales charges
    (note 2) ..........................        (13,986)         (2,920)         (1,396)             (7)
  Adjustments to maintain reserves ....           (124)            286             (10)             33
                                          ------------      ----------       ---------       ---------
      Net equity transactions .........      3,910,626      10,532,724         428,796       1,248,746
                                          ------------      ----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      3,903,030      11,104,819         475,593       1,248,803
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     11,585,351         480,532       1,282,376          33,573
                                          ------------      ----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 15,488,381      11,585,351       1,757,969       1,282,376
                                          ============      ==========       =========       =========

CHANGES IN UNITS:
  Beginning units .....................        895,490          43,305         125,878           3,249
                                          ------------      ----------       ---------       ---------
  Units purchased .....................        357,820         894,976          51,982         123,528
  Units redeemed ......................        (61,535)        (42,791)        (11,386)           (899)
                                          ------------      ----------       ---------       ---------
  Ending units ........................      1,191,775         895,490         166,474         125,878
                                          ============      ==========       =========       =========


                                                     SBVSFInv                       SBVSFTotRet
                                          ----------------------------       -------------------------
                                               2001            2000            2001            2000
                                          ------------      ----------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (30,144)           (574)         29,434          42,826
  Realized gain (loss) on investments .         36,241          (5,441)         11,231          (2,036)
  Change in unrealized gain (loss)
    on investments ....................       (396,388)        149,330         (88,147)         41,665
  Reinvested capital gains ............         61,836         128,861               -               -
                                          ------------      ----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (328,455)        272,176         (47,482)         82,455
                                          ------------      ----------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      2,697,508       4,169,305       1,614,101       1,738,242
  Transfers between funds .............        467,727         (17,798)         21,841         (48,363)
  Redemptions .........................       (695,824)        (84,565)       (331,354)        (23,369)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................           (161)              -            (174)             (6)
  Contingent deferred sales charges
    (note 2) ..........................         (9,438)         (2,225)         (9,512)           (246)
  Adjustments to maintain reserves ....           (156)            128             (28)             83
                                          ------------      ----------       ---------       ---------
      Net equity transactions .........      2,459,656       4,064,845       1,294,874       1,666,341
                                          ------------      ----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,131,201       4,337,021       1,247,392       1,748,796
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      4,500,901         163,880       1,839,752          90,956
                                          ------------      ----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .      6,632,102       4,500,901       3,087,144       1,839,752
                                          ============      ==========       =========       =========

CHANGES IN UNITS:
  Beginning units .....................        375,930          15,555         174,110           9,159
                                          ------------      ----------       ---------       ---------
  Units purchased .....................        248,892         397,024         145,598         174,962
  Units redeemed ......................        (38,005)        (36,649)        (20,988)        (10,011)
                                          ------------      ----------       ---------       ---------
  Ending units ........................        586,817         375,930         298,720         174,110
                                          ============      ==========       =========       =========


                                       21
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   UIFEmMkt                     UIFUSRE
                                          ------------------------      ----------------------
                                                2001          2000          2001          2000
                                          ----------    ----------      --------       -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   26,921        32,871        15,347        16,812
  Realized gain (loss) on investments .          743           678           678         1,718
  Change in unrealized gain (loss)
    on investments ....................        1,211       (28,471)        7,792         3,814
  Reinvested capital gains ............            -             -         3,377           752
                                          ----------    ----------      --------       -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       28,875         5,078        27,194        23,096
                                          ----------    ----------      --------       -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       15,769       138,191       356,677       138,423
  Transfers between funds .............       26,877       207,961        37,046         4,122
  Redemptions .........................      (49,073)       (7,336)      (11,252)         (726)
  Annuity benefits ....................            -             -             -             -
  Annual contract maintenance charges
    (note 2) ..........................          (33)            -           (27)            -
  Contingent deferred sales charges
    (note 2) ..........................       (1,830)            -           (88)            -
  Adjustments to maintain reserves ....           (9)            -             9       (13,537)
                                          ----------    ----------      --------       -------
      Net equity transactions .........       (8,299)      338,816       382,365       128,282
                                          ----------    ----------      --------       -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       20,576       343,894       409,559       151,378
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      343,894             -       151,378             -
                                          ----------    ----------      --------       -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  364,470       343,894       560,937       151,378
                                          ==========    ==========      ========       =======

CHANGES IN UNITS:
  Beginning units .....................       27,654             -        12,215             -
                                          ----------    ----------      --------       -------
  Units purchased .....................        4,340        29,048        30,403        12,977
  Units redeemed ......................       (4,994)       (1,394)         (822)         (762)
                                          ----------    ----------      --------       -------
  Ending units ........................       27,000        27,654        41,796        12,215
                                          ==========    ==========      ========       =======


                                                 VEWrldEMkt                    VEWrldHAs
                                          ----------    ----------      --------       -------
                                                2001          2000          2001          2000
                                          ----------    ----------      --------       -------
INVESTMENT ACTIVITY:
  Net investment income ...............      (17,901)      (16,841)         (535)         (364)
  Realized gain (loss) on investments .     (174,484)      (10,352)        2,676           830
  Change in unrealized gain (loss)
    on investments ....................      134,897      (818,070)      (16,756)        6,705
  Reinvested capital gains ............            -             -             -             -
                                          ----------    ----------      --------       -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (57,488)     (845,263)      (14,615)        7,171
                                          ----------    ----------      --------       -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      114,986     2,252,573        52,802        79,233
  Transfers between funds .............     (108,021)     (129,853)       (2,676)       (2,990)
  Redemptions .........................      (59,228)      (15,914)       (7,431)       (5,541)
  Annuity benefits ....................            -             -             -             -
  Annual contract maintenance charges
    (note 2) ..........................         (124)           (2)            -             -
  Contingent deferred sales charges
    (note 2) ..........................       (1,343)         (530)         (304)            -
  Adjustments to maintain reserves ....          (32)          (17)            7            (1)
                                          ----------    ----------      --------       -------
      Net equity transactions .........      (53,762)    2,106,257        42,398        70,701
                                          ----------    ----------      --------       -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (111,250)    1,260,994        27,783        77,872
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    1,340,618        79,624        88,309        10,437
                                          ----------    ----------      --------       -------
CONTRACT OWNERS' EQUITY END OF PERIOD .    1,229,368     1,340,618       116,092        88,309
                                          ==========    ==========      ========       =======

CHANGES IN UNITS:
  Beginning units .....................      149,768         5,099         7,795         1,012
                                          ----------    ----------      --------       -------
  Units purchased .....................       17,375       158,005         4,423         7,566
  Units redeemed ......................      (25,272)      (13,336)         (612)         (783)
                                          ----------    ----------      --------       -------
  Ending units ........................      141,871       149,768        11,606         7,795
                                          ==========    ==========      ========       =======

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

    (b) The Contracts

        Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or payout phase may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
             American Century VP - American Century VP Income & Growth (ACVPIncGr)
             American Century VP - American Century VP International (ACVPInt)
             American Century VP - American Century VP Value (ACVPValue)
           Portfolios of the Credit Suisse Trust;
             Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)(*)
             Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)(*)
             Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
               (formerly Warburg Pincus Trust Growth & Income Fund)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - European Equity Portfolio (DryEuroEq)(*)

           The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

           Dreyfus Stock Index Fund (DryStkIx)(*)

           Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF)
             Dreyfus VIF - Appreciation Portfolio (DryAp)

           Portfolios of the Federated Insurance Series (Federated IS);
             Federated IS - Federated American Leaders Fund II (FedAmLead)(*)
             Federated IS - Federated High Income Bond Fund II (FedHiInc)(*)
             Federated IS - Federated Quality Bond Fund II (FISFedQual)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
             Fidelity(R) VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)(*)
             Fidelity(R) VIP - Equity-Income Portfolio:Service Class (FidVIPEIS)
             Fidelity(R) VIP - Growth Portfolio:Service Class (FidVIPGrS)
             Fidelity(R) VIP - High Income Portfolio:Service Class (FidVIPHIS)
             Fidelity(R) VIP - Overseas Portfolio:Initial Class (FidVIPOv)(*)
             Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8


Portfolio of the Fidelity(R) Variable Insurance Products Fund II (Fidelity VIP-II);
  Fidelity(R) VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)

Portfolio of the Fidelity(R) Variable Insurance Products Fund III (Fidelity VIP-III);
  Fidelity(R) VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)

Portfolios of the Janus Aspen Series (Janus AS);
  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapApp)
  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);
  MFS VIT - Emerging Growth Series (MFSEmGrSe)(*)
  MFS VIT - Total Return Series (MFSTotReSe)(*)

Portfolios of the Nationwide(R) Separate Account Trust (Nationwide SAT);
  Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
  Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
  Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  Nationwide(R) SAT - Investor Destinations Aggressive Fund (NSATIDAgg)(*)
  Nationwide(R) SAT - Investor Destinations Conservative Fund (NSATIDCon)(*)
  Nationwide(R) SAT - Investor Destinations Moderate Fund (NSATIDMod)(*)
  Nationwide(R) SAT - Investor Destinations Moderately Aggressive Fund (NSATIDModAgg)(*)
  Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund (NSATIDModCon)(*)
  Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I (NSATBal)(*)
  Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)(*)
  Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I (NSATGlob50)
  Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG
    (formerly Nationwide(R) SAT - Select Advisers Small Cap Growth Fund)
  Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
  Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
  Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I (NSATStrVal)
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
    (formerly Nationwide(R) SAT - Strategic Growth Fund)
  Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

Portfolios of the Oppenheimer Variable Account Funds;
  Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
  Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
  Oppenheimer Global Securities Fund/VA (OppGlSec)(*)
  Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)


       Portfolios of the Salomon Brothers Variable Series Funds, Inc. (Salomon Brothers VSF Inc.);
          Salomon Brothers VSF Inc.Capital Fund (SBVSFCap)
          Salomon Brothers VSF Inc. High Yield Bond Fund (SBVSFHYBd)
          Salomon Brothers VSF Inc. Investors Fund (SBVSFInv)
          Salomon Brothers VSF Inc. Total Return Fund (SBVSFTotRet)

       Strong Opportunity Fund II, Inc.(StOpp2)(*)

       Portfolios of The Universal Institutional Funds, Inc. (UIF);
          UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
          UIF - Mid Cap Growth Portfolio (UIFMidCapG)(*)
          UIF - U.S.Real Estate Portfolio (UIFUSRE)
            (formerly Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio)

       Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
          Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
          Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

       (*)At December 31, 2001, contract owners have not invested in this fund.

    The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

    The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                    NOTES TO FINANCIAL STATEMENTS, Continued

  (f)  Calculation of Annuity Reserves

       Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

    The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

                                                                                                                         AMERICA'S
                                                                                                             AMERICA'S    VISION
                           NATIONWIDE VARIABLE ACCOUNT-8 RIDERS                                               VISION      PLUS
   --------------------------------------------------------------------------------------------------------------------------------
     MORTALITY AND EXPENSE RISK - BASIC                                                                        1.40%     1.40%
   --------------------------------------------------------------------------------------------------------------------------------
     BENEFICIARY PROTECTOR OPTION                                                                                 -      0.40%
        Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
   --------------------------------------------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------------------------------------------
     MAXIMUM VARIABLE ACCOUNT CHARGES(*)                                                                       1.40%(+)  1.80%
   --------------------------------------------------------------------------------------------------------------------------------

   (*) When maximum options are utilized.
    +  Includes 0.15% administration charge.


    The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001:




               TOTAL         ACVPIncGr     ACVPInt       ACVPValue      CSWPVal
               -----         ---------     -------       ---------      -------
1.40% ..... $3,120,422        31,763       124,263        36,696         3,185
1.80% .....      2,156             -             -             6             -
            ----------        ------       -------        ------         -----
   Total .. $3,122,578        31,763       124,263        36,702         3,185
            ==========        ======       =======        ======         =====


              DrySRGro         DryAp      FISFedQual   FidVIPEIS      FidVIPGrS
              --------         -----      ----------   ---------      ---------

1.40% ..... $   96,716        59,899        39,056       153,107       444,489
1.80% .....          -           104           107           180             5
            ----------        ------        ------       -------       -------
  Total ... $   96,716        60,003        39,163       153,287       444,494
            ==========        ======        ======       =======       =======

           FidVIPHIS  FidVIPOvS  FidVIPConS   FidVIPGrOpS  JanCapAp
           ---------  ---------  ----------   -----------  --------
1.40% .... $21,634     54,362     247,605      42,831      45,265
1.80% ....       -          -           -           -           6
           -------     ------     -------      ------      ------
  Total .. $21,634     54,362     247,605      42,831      45,271
           =======     ======     =======      ======      ======


          JanGlTech   JanIntGro   NSATCapAp  NSATMidCapIx  NSATEqInc
          ---------   ---------   ---------  ------------  ---------
1.40% .... $23,927     39,128      23,966      98,105      13,864
1.80% ....       -        158           -           5           -
           -------     ------      ------      ------      ------
  Total .. $23,927     39,286      23,966      98,110      13,864
           =======     ======      ======      ======      ======


         NSATHIncBd   NSATEmMkt  NSATGlobTC NSATIntGr  NSATGvtBd
         ----------   ---------  ---------- ---------  ---------
1.40% .... $ 7,019        107        118         41     133,751
1.80% ....       -          -          -          -         314
           -------        ---        ---         --     -------
  Total .. $ 7,019        107        118         41     134,065
           =======        ===        ===         ==     =======


          NSATMyMkt NSATGlob50  NSATSmCapG NSATSmCapV  NSATSmCo
          --------- ----------  ---------- ----------  --------
1.40% .... $151,274    12,784     26,408     34,038     59,014
1.80% ....       -          -          -        184          -
           --------    ------     ------     ------     ------
  Total .. $151,274    12,784     26,408     34,222     59,014
           ========    ======     ======     ======     ======


          NSATStrVal NSATStMCap NSATTotRe   NSATGrFoc NBAMTGuard
          ---------- ---------- ---------   --------- ----------
1.40% .... $ 3,153     38,179    147,604         32      7,944
1.80% . ..       -          -         20          -          -
           --------    ------    -------     ------     ------
  Total .. $ 3,153     38,179    147,624         32      7,944
           ========    ======    =======     ======     ======


          NBAMTMCGr   NBAMTPart OppAggGro  OppCapAp   OppMSGrInc
          ---------   --------- ---------  --------   ----------
1.40% .... $57,422      7,409    122,566    186,312    164,071
1.80% ....     153          -          -        104        161
           -------      -----    -------    -------    -------
  Total .. $57,575      7,409    122,566    186,416    164,232
           =======      =====    =======    =======    =======


          SBVSFCap   SBVSFHYBd  SBVSFInv   SBVSTotRet   UIFEmMkt
          --------   ---------  --------   ----------   --------
1.40% ... $196,577     21,820     78,386     35,397      4,992
1.80% ...       20          -        273        356          -
          --------     ------     ------     ------      -----
  Total . $196,597     21,820     78,659     35,753      4,992
          ========     ======     ======     ======      =====


           UIFUSRE   VEWrldEMkt   VEWrldHAs
           -------   ----------   ---------
1.40% .... $4,646      17,901      1,596
1.80% ....      -           -          -
           ------      ------      -----
  Total .. $4,646      17,901      1,596
           ======      ======      =====


(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each period in the two year period ended December 31, 2001 and the period October 1, 1999 (commencement of operations) through December 31, 1999.

                                                                 CONTRACT                 UNIT       CONTRACT     TOTAL
                                                              EXPENSE RATE(*)   UNITS  FAIR VALUE OWNERS' EQUITY  RETURN(**)
                                                              ---------------   -----  ---------- --------------  ----------

    American Century VP - American Century VP Income & Growth
         2001  .................................................. 1.40%        260,646  $ 9.031047  $ 2,353,906    -9.64%
         2000  .................................................. 1.40%        204,713    9.994986    2,046,104   -11.86%
         1999  .................................................. 1.40%         15,981   11.339911      181,223    13.40% 10/1/1999

    American Century VP - American Century VP International
         2001  .................................................. 1.40%        872,497    8.382669    7,313,854   -30.17%
         2000  .................................................. 1.40%        908,393   12.004879   10,905,148   -17.98%
         1999  .................................................. 1.40%         19,358   14.637401      283,351    46.37% 10/1/1999

    American Century VP - American Century VP Value
         2001  .................................................. 1.40%        309,366   12.762833    3,948,387    11.23%
                                                                  1.80%            367   10.714519        3,932     7.15% 5/1/2001
         2000  .................................................. 1.40%        126,122   11.473893    1,447,110    16.50%
         1999  .................................................. 1.40%          3,378    9.849004       33,270    -1.51% 10/1/1999

    Credit Suisse Trust - Large Cap Value Portfolio
         2001  .................................................. 1.40%         20,806   10.682924      222,269    -0.48%
         2000  .................................................. 1.40%         20,814   10.734004      223,418     7.39%
         1999  .................................................. 1.40%          9,267    9.994949       92,623    -0.05% 10/1/1999

    The Dreyfus Socially Responsible Growth Fund, Inc.
         2001  .................................................. 1.40%        762,556    8.034090    6,126,444   -23.67%
         2000  .................................................. 1.40%        725,271   10.525008    7,633,483   -12.27%
         1999  .................................................. 1.40%         62,468   11.997336      749,450    19.97% 10/1/1999

    Dreyfus VIF - Appreciation Portfolio
         2001  .................................................. 1.40%        453,061    9.629488     4,362,745   -10.59%
                                                                  1.80%          3,347    9.180055        30,726    -8.20% 5/1/2001
         2000  .................................................. 1.40%        381,878   10.769627     4,112,684    -2.03%
         1999  .................................................. 1.40%         33,598   10.993278       369,352     9.93% 10/1/1999

    Federated IS - Federated Quality Bond Fund II
         2001  .................................................. 1.40%        312,446   11.557776     3,611,181     6.49%
                                                                  1.80%          3,219   10.376556        33,402     3.77% 5/1/2001
         2000  .................................................. 1.40%        163,979   10.852961     1,779,658     8.91%
         1999  .................................................. 1.40%          4,028    9.964904        40,139    -0.35% 10/1/1999

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class
         2001  .................................................. 1.40%      1,138,437   10.349678    11,782,456    -6.43%
                                                                  1.80%          6,109    9.351153        57,126    -6.49% 5/1/2001
         2000  .................................................. 1.40%        835,981   11.060358     9,246,249     6.80%
         1999  .................................................. 1.40%         40,787   10.356381       422,406     3.56% 10/1/1999

    Fidelity(R) VIP - Growth Portfolio: Service Class
         2001  .................................................. 1.40%      3,419,518    8.719157    29,815,314   -18.89%
                                                                  1.80%            413    8.662895         3,578   -13.37% 5/1/2001
         2000  .................................................. 1.40%      3,150,284   10.749298    33,863,342   -12.31%
         1999  .................................................. 1.40%        171,385   12.257729     2,100,791    22.58% 10/1/1999

                                                           CONTRACT                   UNIT          CONTRACT        TOTAL
                                                        EXPENSE RATE(*)  UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN(**)
                                                        ---------------  -----      ----------    --------------   ----------
Fidelity(R) VIP - High Income Portfolio: Service Class
     2001  ...............................................   1.40%      220,196      6.873318        1,513,477    -13.14%
     2000  ...............................................   1.40%      173,115      7.912811        1,369,826    -23.69%
     1999  ...............................................   1.40%        9,299     10.369409           96,425      3.69% 10/1/1999

Fidelity(R) VIP - Overseas Portfolio: Service Class
     2001  ...............................................   1.40%      426,463      7.667226        3,269,788    -22.38%
     2000  ...............................................   1.40%      459,387      9.878160        4,537,898    -20.28%
     1999  ...............................................   1.40%       19,209     12.390673          238,012     23.91% 10/1/1999

Fidelity(R) VIP II - Contrafund Portfolio: Service Class
     2001  ...............................................   1.40%    1,811,908      9.353696       16,948,037    -13.60%
     2000  ...............................................   1.40%    1,749,181     10.825529       18,935,810     -8.01%
     1999  ...............................................   1.40%      101,072     11.768698        1,189,486     17.69% 10/1/1999

Fidelity(R) VIP III - Growth Opportunities Portfolio:
 Service Class
     2001  ...............................................   1.40%      399,964      7.314276        2,925,447    -15.64%
     2000  ...............................................   1.40%      388,532      8.670739        3,368,860    -18.33%
     1999  ...............................................   1.40%       24,641     10.616993          261,613      6.17% 10/1/1999

Janus AS - Capital Appreciation Portfolio - Service Shares
     2001  ...............................................   1.40%      487,458      6.404258        3,121,807    -22.93%
                                                             1.80%          465      8.304559            3,862    -16.95% 5/1/2001
     2000  ...............................................   1.40%      386,899      8.309868        3,215,080    -16.90% 6/8/2000

Janus AS - Global Technology Portfolio - Service Shares
     2001  ...............................................   1.40%      401,951      4.113987        1,653,621    -38.20%
     2000  ...............................................   1.40%      289,716      6.657082        1,928,663    -33.43% 6/8/2000

Janus AS - International Growth Portfolio - Service Shares
     2001  ...............................................   1.40%      470,389      6.044151        2,843,102    -24.51%
     2000  ...............................................   1.40%      327,658      8.006468        2,623,383    -19.94% 6/8/2000

Nationwide(R) SAT - Capital Appreciation Fund Class I
     2001  ...............................................   1.40%      295,386      5.364127        1,584,488    -29.15%
     2000  ...............................................   1.40%      273,531      7.570947        2,070,889    -27.56%
     1999  ...............................................   1.40%       37,028     10.450957          386,978      4.51% 10/1/1999

Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
     2001  ...............................................   1.40%      612,166     12.926038        7,912,881     -2.70%
                                                             1.80%          374      9.777299            3,657     -2.23% 5/1/2001
     2000  ...............................................   1.40%      456,756     13.284119        6,067,601     13.60%
     1999  ...............................................   1.40%       20,437     11.693496          238,980     16.93% 10/1/1999

Nationwide(R) SAT - Federated Equity Income Fund Class I
     2001  ...............................................   1.40%      110,991      8.698632          965,470    -13.39%
     2000  ...............................................   1.40%       97,093     10.043488          975,152    -11.87%
     1999  ...............................................   1.40%          791     11.395844            9,014     13.96% 10/1/1999

Nationwide(R) SAT - Federated High Income Bond Fund
 Class I
     2001  ...............................................   1.40%       59,096      9.528493          563,096      2.75%
     2000  ...............................................   1.40%       32,664      9.273545          302,911     -9.55%
     1999  ...............................................   1.40%           50     10.253125              513      2.53% 10/1/1999

Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
     2001  ...............................................   1.40%        1,027      8.116661            8,336     -6.52% 5/1/2001

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                                                          CONTRACT                  UNIT           CONTRACT     TOTAL
                                                       EXPENSE RATE(*)   UNITS    FAIR VALUE    OWNERS' EQUITY  RETURN(**)
                                                       ---------------   -----    ----------    --------------  ----------
Nationwide(R) SAT - Gartmore Global Technology &
  Communications Fund Class I
     2001  ..............................................   1.40%         3,729      3.386452         12,628    -43.53%

Nationwide(R) SAT - Gartmore International Growth Fund
  Class I
     2001  ..............................................   1.40%         1,444      6.484565          9,364    -29.66%

Nationwide(R) SAT - Government Bond Fund Class I
     2001  ..............................................   1.40%     1,116,500     11.657054     13,015,101      5.75%
                                                            1.80%         9,012     10.391755         93,650      3.92% 5/1/2001
     2000  ..............................................   1.40%       508,979     11.023698      5,610,831     10.97%
     1999  ..............................................   1.40%         8,802      9.933775         87,437     -0.66% 10/1/1999

Nationwide(R) SAT - Money Market Fund Class I
     2001  ..............................................   1.40%     1,351,456     10.776329     14,563,734      2.15%
     2000  ..............................................   1.40%       531,050     10.550029      5,602,593      4.55%
     1999  ..............................................   1.40%        50,504     10.090878        509,630      0.91% 10/1/1999

Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I
     2001  ..............................................   1.40%       109,497      7.883471        863,216    -19.95%
     2000  ..............................................   1.40%       106,910      9.848693      1,052,924    -13.54%
     1999  ..............................................   1.40%         1,738     11.391398         19,798     13.91% 10/1/1999

Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund
  Class I
     2001  ..............................................   1.40%       164,348     11.981329      1,969,107    -12.10%
     2000  ..............................................   1.40%       152,072     13.629995      2,072,741    -17.34%
     1999  ..............................................   1.40%           210     16.489018          3,463     64.89% 10/1/1999

Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund
  Class I
     2001  ..............................................   1.40%       194,218     15.410765      2,993,048     26.47%
                                                            1.80%           765      9.679705          7,405     -3.20% 5/1/2001
     2000  ..............................................   1.40%       134,671     12.185229      1,640,997      9.65%
     1999  ..............................................   1.40%         6,505     11.112696         72,288     11.13% 10/1/1999

Nationwide(R) SAT - Nationwide(R) Small Company Fund
  Class I
     2001  ..............................................   1.40%       325,477     13.027737      4,240,229     -8.02%
     2000  ..............................................   1.40%       299,060     14.163507      4,235,738      7.38%
     1999  ..............................................   1.40%         6,733     13.189965         88,808     31.90% 10/1/1999

Nationwide(R) SAT - Nationwide(R) Strategic Value Fund
  Class I
     2001  ..............................................   1.40%        18,946     10.933371        207,144     -4.62%
     2000  ..............................................   1.40%        12,858     11.462858        147,389      6.11%
   Non-tax qualified
     1999  ..............................................   1.40%           312     10.802650          3,370      8.03% 10/1/1999

Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
     2001  ..............................................   1.40%       286,498      8.156718      2,336,883    -31.29%
     2000  ..............................................   1.40%       281,483     11.871593      3,341,652    -16.56%
     1999  ..............................................   1.40%        12,348     14.227539        175,682     42.28% 10/1/1999

Nationwide(R) SAT - Total Return Fund Class I
     2001  ..............................................   1.40%     1,210,645      9.069269     10,979,665    -13.06%
                                                            1.80%           747      9.259660          6,917     -7.40% 5/1/2001
     2000  ..............................................   1.40%       952,292     10.431879      9,934,195     -3.48%
     1999  ..............................................   1.40%        48,025     10.808344        519,071      8.08% 10/1/1999

                                                          CONTRACT                    UNIT          CONTRACT        TOTAL
                                                       EXPENSE RATE(*)  UNITS       FAIR VALUE    OWNERS' EQUITY  RETURN(**)
                                                       ---------------  -----       ----------    --------------  ----------
Nationwide(R) SAT - Turner Growth Focus Fund Class I
     2001 ...............................................  1.40%           755        3.800451          2,869     -39.89%

Neuberger Berman AMT - Guardian Portfolio
     2001 ...............................................  1.40%        55,575       11.246113        625,003      -2.90%
     2000 ...............................................  1.40%        40,127       11.581399        464,727      -0.28%
     1999 ...............................................  1.40%         4,403       11.613561         51,135      16.14% 10/1/1999

Neuberger Berman AMT - Mid-Cap Growth Portfolio
     2001 ...............................................  1.40%       376,746       10.058649      3,789,556     -25.71%
     2000 ...............................................  1.40%       343,557       13.539428      4,651,565      -8.75%
     1999 ...............................................  1.40%         3,465       14.837719         51,413      48.38% 10/1/1999

Neuberger Berman AMT - Partners Portfolio
     2001 ...............................................  1.40%        57,673       10.372420        598,209      -4.20%
     2000 ...............................................  1.40%        42,613       10.826755        461,361      -0.70%
     1999 ...............................................  1.40%           130       10.903103          1,417       9.03% 10/1/1999

Oppenheimer Aggressive Growth Fund/VA
     2001 ...............................................  1.40%       916,594        8.611534      7,893,280     -32.24%
     2000 ...............................................  1.40%       875,332       12.708360     11,124,034     -12.48%
     1999 ...............................................  1.40%        17,379       14.519858        252,341      45.20% 10/1/1999

Oppenheimer Capital Appreciation Fund/VA
     2001 ...............................................  1.40%     1,221,516       10.901827     13,316,756     -13.81%
                                                           1.80%         3,638        8.666023         31,527     -13.34% 5/1/2001
     2000 ...............................................  1.40%     1,007,367       12.648451     12,741,632      -1.62%
     1999 ...............................................  1.40%        50,682       12.856734        651,605      28.57% 10/1/1999

Oppenheimer Main Street Growth & Income Fund/VA
     2001 ...............................................  1.40%     1,395,340        8.868722     12,374,883     -11.43%
                                                           1.80%         5,491        9.142540         50,202      -8.57% 5/1/2001
     2000 ...............................................  1.40%     1,083,351       10.012734     10,847,305     -10.05%
     1999 ...............................................  1.40%        54,195       11.130917        603,240      11.31% 10/1/1999

Salomon Brothers VSF Inc.Capital Fund
     2001 ...............................................  1.40%     1,191,038       12.998279     15,481,444       0.47%
                                                           1.80%           737        9.412876          6,937      -5.87% 5/1/2001
     2000 ...............................................  1.40%       895,490       12.937443     11,585,351      16.59%
     1999 ...............................................  1.40%        43,305       11.096446        480,532      10.96% 11/1/1999

Salomon Brothers VSF Inc. High Yield Bond Fund
     2001 ...............................................  1.40%       166,474       10.560020      1,757,969       3.66%
     2000 ...............................................  1.40%       125,878       10.187456      1,282,377      -1.41%
     1999 ...............................................  1.40%         3,249       10.333319         33,573       3.33% 11/1/1999

Salomon Brothers VSF Inc. Investors Fund
     2001 ...............................................  1.40%       583,402       11.314555      6,600,934      -5.50%
                                                           1.80%         3,415        9.126935         31,168      -8.73% 5/1/2001
     2000 ...............................................  1.40%       375,929       11.972741      4,500,901      13.63%
     1999 ...............................................  1.40%        15,554       10.536203        163,880       5.36% 11/1/1999

Salomon Brothers VSF Inc. Total Return Fund
     2001 ...............................................  1.40%       298,720       10.334575      3,087,144      -2.20%
     2000 ...............................................  1.40%       174,110       10.566609      1,839,752       6.40%
     1999 ...............................................  1.40%         9,159        9.930789         90,956      -0.69% 11/1/1999

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                                                           CONTRACT                     UNIT          CONTRACT       TOTAL
                                                        EXPENSE RATE(*)   UNITS      FAIR VALUE    OWNERS' EQUITY    RETURN(**)
                                                        ---------------   -----      ----------    --------------    ----------
   UIF - Emerging Markets Debt Portfolio
         2001 ............................................. 1.40%          27,000     13.498899          364,470     8.55%
         2000 ............................................. 1.40%          27,654     12.435607          343,894     9.84% 9/21/2000

   UIF - U.S.Real Estate Portfolio
         2001 ............................................. 1.40%          41,796     13.420828          560,937     8.30%
         2000 ............................................. 1.40%          12,215     12.392833          151,378     3.91% 9/21/2000

   Van Eck WIT - Worldwide Emerging Markets Fund
         2001 ............................................. 1.40%         141,871      8.665393        1,229,368    -3.19%
         2000 ............................................. 1.40%         149,767      8.951361        1,340,618   -42.68%
         1999 ............................................. 1.40%           5,099     15.615759           79,625    56.16% 10/1/1999

   Van Eck WIT - Worldwide Hard Assets Fund
         2001 ............................................. 1.40%          11,606     10.002743          116,092   -11.71%
         2000 ............................................. 1.40%           7,795     11.328950           88,309     9.85%
         1999 ............................................. 1.40%           1,012     10.313058           10,437     3.13% 10/1/1999
                                                                                                   -------------

   2001 Contract owners' equity .................................................................. $ 232,199,228
                                                                                                   =============

   2000 Contract owners' equity .................................................................. $ 211,715,531
                                                                                                   =============

   1999 Contract owners' equity .................................................................. $  10,643,323
                                                                                                   =============


(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                             INDEPENDENT AUDITORS' REPORT
                             ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-8:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-8 (comprised of the subaccounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      Bulk Rate
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